Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation Of Leases For Lessee [Line Items]
Contractual capital commitments	£ 11	£ 14
Finance lease receivable increased (decreased)	(17)	(17)
Impairment loss recognised in profit or loss, right-of-use assets		1
Reversal of impairment loss recognised in profit or loss, right-of-use assets	11
Depreciation	£ 4	£ 3	£ 2